Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 22.3%
AeroVironment, Inc.*	343,086	$39,338,241
Archer Aviation, Inc., Class A*	7,818,381	37,137,310
Elbit Systems Ltd. (Israel)	79,322	14,795,139
Kratos Defense & Security Solutions, Inc.*	4,703,693	80,197,965
Lockheed Martin Corp.	23,150	10,524,916
Rocket Lab USA, Inc.*	3,161,821	13,374,503
Total Aerospace & Defense		195,368,074

Automobile Components - 1.7%
Magna International, Inc. (Canada)	314,943	15,145,609

Automobiles - 13.5%
BYD Co. Ltd. (China)(a)	180,482	10,994,963
General Motors Co.	3,194	90,071
Tesla, Inc.*	536,261	107,702,659
Total Automobiles		118,787,693

Diversified Consumer Services - 0.2%
2U, Inc.*	689,623	1,462,001

Diversified Telecommunication - 6.5%
Iridium Communications, Inc.	1,535,595	56,893,795

Electronic Equipment, Instruments & Components - 9.4%
Teledyne Technologies, Inc.*	30,999	11,611,915
Trimble, Inc.*	1,312,643	61,864,865
Vuzix Corp.*	2,692,481	8,750,563
Total Electronic Equipment, Instruments & Components		82,227,343

Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc.*	39,499	10,357,428

Interactive Media & Services - 2.5%
Alphabet, Inc., Class C*	174,031	21,806,084

Machinery - 11.9%
3D Systems Corp.*	1,851,620	6,906,543
Caterpillar, Inc.	67,304	15,214,069
Deere & Co.	91,732	33,515,203
Komatsu Ltd. (Japan)(a)	1,337,388	30,438,951
Markforged Holding Corp.*†	11,886,124	7,680,813
Velo3D, Inc.*	7,970,962	10,521,670
Total Machinery		104,277,249

Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	328,505	13,439,140

Passenger Airlines - 2.4%
Blade Air Mobility, Inc.*†	4,989,112	10,626,809
Joby Aviation, Inc.*	1,928,996	10,165,809
Total Passenger Airlines		20,792,618

Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc.*	113,703	11,199,745
NVIDIA Corp.	62,840	25,626,152
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	194,131	16,755,447
Teradyne, Inc.	647,766	53,939,475
Total Semiconductors & Semiconductor Equipment		107,520,819

Investments	Shares	Value

Software - 14.0%
ANSYS, Inc.*	42,833	$11,918,711
Materialise NV (Belgium)*(a)	999,027	5,494,648
Synopsys, Inc.*	33,666	15,804,167
UiPath, Inc., Class A*	4,957,775	76,994,246
Unity Software, Inc.*	512,269	12,996,264
Total Software		123,208,036

Technology Hardware, Storage & Peripherals - 0.6%
Stratasys Ltd.*	503,180	5,117,341
Total Common Stocks
(Cost $1,519,121,830)		876,403,230
MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (c)
(Cost $267,787)	267,787	267,787
Total Investments–99.9%
(Cost $1,519,389,618)		876,671,017
Other Assets in Excess of Liabilities–0.1%		592,426
Net Assets–100.0%		$877,263,443

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

October 31, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Common Stocks — 2.1%
Kratos Defense & Security Solutions, Inc.^
80,570,067	204,379	(10,469,617)	(3,463,979)	13,357,115	–	–	4,703,693	80,197,965
Machinery — 0.9%
Markforged Holding Corp.
24,905,366	1,033,668	(985,183)	125,611	(17,398,649)	–	–	11,886,124	7,680,813
Passenger Airlines — 1.2%
Blade Air Mobility, Inc.
22,198,478	58,048	(1,029,205)	(392,718)	(10,207,794)	–	–	4,989,112	10,626,809
$127,673,911	$1,296,095	$(12,484,005)	$(3,731,086)	$(14,249,328)	$–	$–	21,578,929	$98,505,587

^	As of October 31, 2023, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$876,403,230	$–	$–	$876,403,230
Money Market Fund	267,787	–	–	267,787
Total	$876,671,017	$–	$–	$876,671,017

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.